N-2 - USD ($)						3 Months Ended									12 Months Ended
		May 28, 2024	May 17, 2024	Mar. 31, 2024		Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Cover [Abstract]
Entity Central Index Key		0001391437
Amendment Flag		true
Amendment Description		Amendment No. 25
Entity Inv Company Type		N-2
Securities Act File Number		333-277861
Investment Company Act File Number		811-22021
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		25
Entity Registrant Name		THE GABELLI HEALTHCARE & WELLNESSRx TRUST
Entity Address, Address Line One		One Corporate Center
Entity Address, City or Town		Rye
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10580-1422
City Area Code		(800)
Local Phone Number		422-3554
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Sales Load (as a percentage of offering price)	1.81% (1)
Offering Expenses (excluding Preferred Share Offering Expenses) (as a percentage of offering price)	0.62% (1)
Dividend Reinvestment Plan Fees	None (2)
Voluntary Cash Purchase Plan Purchase Transaction Fee	$0.75 (2)
Voluntary Cash Purchase Plan Sale Transaction Fee	$2.50 (2)
Preferred Share Offering Expenses (as a percentage of net assets attributable to common shares)	0.19% (3)

(1)	Estimated maximum amount based on offering of $125 million in common shares and $75 million in preferred shares. The estimates assume a 1% sales load on common shares and $1,250,000 in common offering expenses, and a 3.15% sales load on preferred shares and $582,000 in preferred offering expenses. The sales load on preferred shares is an expense borne by the Fund and indirectly by the holders of its common shares. Actual sales loads and offering expenses may be higher or lower than these estimates and will be set forth in the Prospectus Supplement if applicable.

(2)	There are no fees charged to shareholders for participating in the Fund’s Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan. However, shareholders participating in the Plan that elect to make additional cash purchases under the Plan would pay $0.75 per transaction plus a per share fee (which includes any applicable brokerage commissions) to purchase shares and $2.50 per transaction plus a per share fee (which includes any applicable brokerage commissions) to sell shares. See “Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan.”

(3)	Assumes issuance of $75 million in liquidation preference of Fixed Rate Preferred Shares, net assets attributable to common shares of approximately $304 million (which includes issuance of $125 million in common shares) and $582,000 in preferred offering expenses. The actual amounts in connection with any offering will be set forth in the Prospectus Supplement if applicable.

Sales Load [Percent]	[1]	1.81%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]	0.62%
Other Transaction Expense 2 [Percent]	[2]	0.19%
Annual Expenses [Table Text Block]
	Percentage of Net Assets Attributable to Common Shares
Annual Expenses
Management Fees	1.45	% (4)
Interest Expense	1.07	% (5)
Other Expenses	0.33	% (6)
Total Annual Fund Operating Expenses	2.85%
Dividends on Preferred Shares	1.60	% (7)

Percentage of Net Assets Attributable to Common Shares
Total Annual Fund Operating Expenses and Dividends on Preferred Shares	4.45%

(4)	The Investment Adviser’s fee is 1.00% annually of the Fund’s average weekly net assets. The Fund’s average weekly net assets will be deemed to be the average weekly value of the Fund’s total assets minus the sum of the Fund’s liabilities (such liabilities exclude (i) the aggregate liquidation preference of outstanding preferred shares and accumulated dividends, if any, on those shares and (ii) the liabilities for any money borrowed or notes issued). Consequently, because the Fund has preferred shares outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common shares will be higher than if the Fund did not utilize a leveraged capital structure.
(5)	For financial reporting purposes only, distributions on Series E Preferred and Series G Preferred are treated as interest expense.

(6)	“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuances.

(7)	The Dividends on Preferred Shares represent distributions on the proposed $75 million of preferred shares at 6.50%, and the dividends on $62.42 million of the existing Series E Preferred and Series G Preferred.

Management Fees [Percent]	[3]	1.45%
Interest Expenses on Borrowings [Percent]	[4]	1.07%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	0.33%
Total Annual Expenses [Percent]		2.85%
Waivers and Reimbursements of Fees [Percent]	[6]	1.60%
Net Expense over Assets [Percent]		4.45%
Expense Example [Table Text Block]

The following example illustrates the expenses (including the maximum estimated sales load on common shares of $1,250,000 and on preferred shares of $2,362,500 and estimated offering expenses of $1,832,000 from the issuance of $125 million in common shares and $75 million in preferred shares) you would pay on a $1,000 investment in common shares followed by the preferred shares offering, assuming a 5% annual portfolio total return.* The actual amounts in connection with any offering will be set forth in the Prospectus Supplement if applicable.

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$71	$158	$247	$472

*	The example should not be considered a representation of future expenses. The example assumes that the amounts set forth in the Annual Expenses table are accurate and that all distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

The above example includes Dividends on Preferred Shares. If Dividends on Preferred Shares were not included in the example calculation, the expenses would be as follows (based on the same assumptions as above).

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$46	$83	$122	$232

Expense Example, Year 01		$ 71
Expense Example, Years 1 to 3		158
Expense Example, Years 1 to 5		247
Expense Example, Years 1 to 10		$ 472
Purpose of Fee Table , Note [Text Block]		The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of common shares, would bear directly or indirectly.
Other Expenses, Note [Text Block]		“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuances.
Management Fee not based on Net Assets, Note [Text Block]		The Investment Adviser’s fee is 1.00% annually of the Fund’s average weekly net assets. The Fund’s average weekly net assets will be deemed to be the average weekly value of the Fund’s total assets minus the sum of the Fund’s liabilities (such liabilities exclude (i) the aggregate liquidation preference of outstanding preferred shares and accumulated dividends, if any, on those shares and (ii) the liabilities for any money borrowed or notes issued). Consequently, because the Fund has preferred shares outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common shares will be higher than if the Fund did not utilize a leveraged capital structure.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Year Ended December 31,
2023	2022	2021	2020	2019
Cumulative Preferred Shares:
5.760% Series A Preferred
Liquidation value, end of year (in 000’s)	—	—	—	—	$30,000
Total shares outstanding (in 000’s)	—	—	—	—	1,200
Liquidation preference per share	—	—	—	—	$25.00
Average market value (e)	—	—	—	—	$25.86
Asset coverage per share (f)	—	—	—	—	$114.03
5.875% Series B Preferred
Liquidation value, end of year (in 000’s)	—	—	—	—	$37,036
Total shares outstanding (in 000’s)	—	—	—	—	1,481
Liquidation preference per share	—	—	—	—	$25.00
Average market value (e)	—	—	—	—	$26.03
Asset coverage per share (f)	—	—	—	—	$114.03
4.000% Series C Preferred (g)
Liquidation value, end of year (in 000’s)	—	—	$40,000	$40,000	—
Total shares outstanding (in 000’s)	—	—	2,000	2,000	—
Liquidation preference per share	—	—	$20.00	$20.00	—
Average market value (e)	—	—	$20.00	$20.00	—
Asset coverage per share (f)	—	—	$85.99	$141.08	—
4.000% Series E Preferred
Liquidation value, end of year (in 000’s)	$40,000	$40,000	$40,000	—	—
Total shares outstanding (in 000’s)	4,000	4,000	4,000	—	—
Liquidation preference per share	$10.00	$10.00	$10.00	—	—
Average market value (e)	$10.00	$10.00	$10.00	—	—
Asset coverage per share (f)	$44.66	$61.16	$42.99	—	—
5.200% Series G Preferred
Liquidation value, end of year (in 000’s)	$13,320	—	—	—	—
Total shares outstanding (in 000’s)	1,332	—	—	—	—
Liquidation preference per share	$10.00	—	—	—	—
Average market value (e)	$10.00	—	—	—	—
Asset coverage per share (f)	$44.66	—	—	—	—
Asset Coverage (h)	447%	612%	430%	705%	456%

(e)	Based on weekly prices.
(f)	Asset coverage per share is calculated by combining all series of preferred shares.
(g)	The Fund redeemed and retired all of the 2,000,000 Shares of Series C Preferred on December 26, 2022.
(h)	Asset coverage is calculated by combining all series of preferred shares.

Year Ended December 31,
2018	2017	2016	2015	2014
Cumulative Preferred Shares:
5.760% Series A Preferred
Liquidation value, end of year (in 000’s)	$30,000	$30,000	$30,000	$30,000	$30,000
Total shares outstanding (in 000’s)	1,200	1,200	1,200	1,200	1,200
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (e)	$25.43	$25.89	$26.12	$25.96	$25.85
Asset coverage per share (f)	$101.31	$111.76	$105.40	$115.04	$115.23
5.875% Series B Preferred
Liquidation value, end of year (in 000’s)	$37,036	$37,036	$37,036	$35,000	$35,000
Total shares outstanding (in 000’s)	1,481	1,481	1,481	1,400	1,400
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (e)	$25.83	$26.67	$26.76	$26.09	$25.37
Asset coverage per share (f)	$101.31	$111.76	$105.40	$115.04	$115.23
Asset Coverage (g)	405%	447%	422%	460%	461%

(e)	Based on weekly prices.
(f)	Asset coverage per share is calculated by combining all series of preferred shares.
(g)	Asset coverage is calculated by combining all of preferred shares.

Senior Securities Highlights Audited, Note [Text Block]		The financial information for the five fiscal years ended December 31, 2023, 2022, 2021, 2020 and 2019 has been audited by PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm, whose unqualified report on such Financial Statements is incorporated by reference into the SAI.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND POLICIES

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Additional Fund Information—Summary of Updated Information Regarding the Fund—Investment Objectives and Strategies,” which is incorporated by reference herein, for a discussion of the Fund’s investment objective and policies.

Risk Factors [Table Text Block]

RISK FACTORS AND SPECIAL CONSIDERATIONS

Risk is inherent in all investing. Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Additional Information—Summary of Updated Information Regarding the Fund—Risk Factors and Special Considerations,” which is incorporated by reference herein, for a discussion of the risks of investing in the Fund. You should carefully consider those risks.

Share Price [Table Text Block]

The following table sets forth for the quarters indicated, the high and low sale prices on the New York Stock Exchange per common share and the net asset value and the premium or discount from net asset value per share at which the common shares were trading, expressed as a percentage of net asset value, at each of the high and low sale prices provided.

	Market Price		Corresponding Net Asset Value (“NAV”) Per Share		Corresponding Premium or Discount as a % of NAV
Quarter Ended	High	Low	High	Low	High	Low
March 31, 2022	$13.68	$12.00	$15.34	$13.96	(10.82)%	(14.04)%
June 30, 2022	$13.19	$9.84	$14.94	$11.56	(11.71)%	(14.88)%
September 30, 2022	$12.27	$9.50	$13.38	$10.99	(8.30)%	(13.56)%
December 31, 2022	$10.65	$9.50	$12.53	$11.00	(15.00)%	(13.64)%
March 31, 2023	$10.56	$9.49	$12.47	$11.38	(15.32)%	(16.61)%
June 30, 2023	$10.34	$9.50	$12.55	$11.46	(17.61)%	(17.10)%
September 30, 2023	$10.12	$8.57	$12.28	$10.70	(17.59)%	(19.91)%
December 31, 2023	$8.54	$7.74	$10.74	$9.81	(20.48)%	(21.10)%
March 31, 2024	$10.24	$9.34	$12.43	$11.58	(17.62)%	(19.34)%

On May 17, 2024, the last reported price for our common shares was $9.80 and the net asset value per share on May 17, 2024 was $11.85 per share. Accordingly, our common shares traded at a discount to net asset value of (17.30)% on May 17, 2024.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Common Shares

The Fund is a diversified closed-end management investment company formed as a Delaware statutory trust on February 20, 2007. The Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, in multiple classes and series thereof as determined from time to time by the Board, which also has the authority without shareholder approval to establish the designations, powers, preferences, voting, conversion and other rights, limitations, qualifications and terms and conditions of each such class and series. Each share within a particular class or series thereof has equal voting, dividend, distribution and liquidation rights. The Board has authorized issuance of an unlimited number of common shares and preferred shares. When issued, in accordance with the terms thereof, the common shares will be fully paid and non-assessable. All common shares are equal as to distributions, assets and voting privileges. Common shares are not redeemable and have no preemptive, conversion or cumulative voting rights.

Offerings of shares require approval by the Fund’s Board. Any additional offering of common shares will be subject to the requirements of the 1940 Act, which provides that common shares may not be issued at a price below the then current NAV, exclusive of sales load, except in connection with an offering to existing holders of common shares or with the consent of a majority of the Fund’s common shareholders. In the event of liquidation, each common share is entitled to its proportion of the Fund’s assets after payment of debts and expenses and the amounts payable to holders of the Fund’s preferred shares ranking senior to the common shares of the Fund as described below.

The Fund’s common shares are listed on the NYSE under the symbol “GRX.” The average weekly trading volume of the common shares on the NYSE during the year ended December 31, 2023, was 189,848 shares.

The Fund’s NAV per share will be reduced immediately following the offering of common shares by the amount of the offering expenses paid by the Fund. Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional common shares or sell shares already held, the shareholder may do so by trading through a broker on the NYSE or otherwise.

Shares of closed-end investment companies often trade on an exchange at prices lower than NAV. Over the Fund’s ten year history, the range fluctuated from a 39.9% premium in July 2007 to a (31.9)% discount in October 2008. As of December 31, 2023, the Fund traded at an approximate (19.4)% discount to its NAV. Because the market value of the common shares may be influenced by such factors as dividend and distribution levels, dividend and distribution stability, NAV, market liquidity, relative demand for and supply of such shares in the market, unrealized gains, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that common shares will trade at a price equal to or higher than NAV in the future. The common shares are designed primarily for long term investors and you should not purchase the common shares if you intend to sell them soon after purchase.

The Fund is a closed-end, management investment company and, as such, its shareholders do not, and will not, have the right to redeem their shares. The Fund, however, may repurchase its common shares from time to time as and when it deems such a repurchase advisable. The Board has determined that such repurchase may be made when the common shares are trading at a discount of 10% (or such other percentage as the Board may determine from time to time) or more from NAV. Pursuant to the 1940 Act, the Fund may repurchase its shares on a securities exchange (provided that the Fund has informed its shareholders within the preceding six months of its intention to repurchase such shares) or as otherwise permitted in accordance with Rule 23c-1 under the 1940 Act. Under Rule 23c-1, certain conditions must be met for such alternative purchases regarding, among other things, distribution of net income for the preceding fiscal year, asset coverage with respect to the Fund’s senior debt and equity securities, identity of the sellers, price paid, brokerage commissions, prior notice to shareholders of an intention to purchase shares and purchasing in a manner and on a basis which does not discriminate unfairly against the other shareholders through their interest in the Fund. In addition, Rule 23c-1 requires the Fund to file notices of such purchase with the SEC.

When the Fund repurchases its common shares for a price below its NAV, the NAV of the common shares that remains outstanding will be enhanced. This does not, however, necessarily mean that the market price of the Fund’s remaining outstanding common shares will be affected, either positively or negatively. Further, interest on any borrowings made to finance the repurchase of common shares will reduce the net income of the Fund.

Subject to the rights of the outstanding preferred shares, the Fund’s common shareholders vote as a single class to elect the Fund’s Board and on additional matters with respect to which the 1940 Act, the Fund’s Governing Documents or resolutions adopted by the Trustees provide for a vote of the Fund’s common shares. See “Anti-Takeover Provisions of the Fund’s Governing Documents.”

Shareholders whose common shares are registered in their own name will have all distributions reinvested pursuant to the Plan. For a more detailed discussion of the Plan, see “Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan.”

Book Entry

The common shares sold through this offering will initially be held in the name of Cede & Co. as nominee for the Depository Trust Company (“DTC”). The Fund will treat Cede & Co. as the holder of record of the common shares for all purposes. In accordance with the procedures of DTC, however, purchasers of common shares will be deemed the beneficial owners of shares purchased for purposes of distributions, voting and liquidation rights. Purchasers of common shares may obtain registered certificates by contacting the transfer agent.

Preferred Shares

Currently, an unlimited amount of the Fund’s shares have been classified by the Board as preferred shares, par value $0.001 per share. The terms of each series of preferred shares may be fixed by the Board and may materially limit and/or qualify the rights of the holders of the Fund’s common shares. As of March 31, 2024, the Fund had 4,000,000 Series E Preferred shares outstanding and 2,242,000 Series G Preferred shares outstanding.

At all times, holders of the Fund’s preferred shares outstanding, voting as a single class, will be entitled to elect two members of the Board, and holders of the preferred shares and common shares, voting as a single class, will elect the remaining trustees. See “Anti-Takeover Provisions of the Fund’s Governing Documents.”

Distributions on the Series E Preferred accumulate at an annual rate of 5.20% of the liquidation preference of $10.00 per share, are cumulative from the date of original issuance thereof, and are payable quarterly on March 26, June 26, September 26 and December 26 of each year. Prior to February 12, 2024, distributions on the Series E Preferred accumulated at an annual rate of 4.00% of the liquidation preference of $10.00 per share. The Series E Preferred are puttable during the 60-day period prior to each of June 26, 2024, December 26, 2024, and June 26, 2025, are callable at the Fund’s option at any time commencing on December 26, 2024 and thereafter, and are subject to mandatory redemption by the Fund in certain circumstances. The Series E Preferred are subject to mandatory redemption by the Fund on December 26, 2025, unless earlier redeemed or repurchased by the Fund. The Series E Preferred were issued in a private placement on October 15, 2021 and are not listed on an exchange, nor does the Fund expect a secondary market for the Series E Preferred to develop.

Distributions on the Series G Preferred accumulate at an annual rate of 5.20% of the liquidation preference of $10.00 per share, are cumulative from the date of original issuance thereof, and are payable semiannually on June 26 and December 26 of each year. The Series G Preferred are puttable during the 60-day period prior to each of June 26, 2024 and December 26, 2024. The Series G Preferred Shares were also puttable during the 60-day period prior December 26, 2023. The Series G Preferred are subject to mandatory redemption by the Fund on June 26, 2025, unless earlier redeemed or repurchased by the Fund. The Fund issued 2,430,500 shares of the Series G Preferred in a private placement on January 18, 2023 and in subsequent closings thereafter in an initial offering of the Series G Preferred Shares (the “Series G Preferred Initial Issuance”). The Fund accepted for redemption 1,098,500 Series G Preferred Shares during the first holder put period that expired on December 26, 2023. The Fund issued 910,000 shares of the Series G Preferred in a private placement on January 8, 2024 and in subsequent closings thereafter in a second offering of the Series G Preferred Shares (the “Series G Preferred Second Issuance”), which consist of Series G Preferred Shares issued in the Series G Preferred Shares Initial Issuance and Series G Preferred authorized but not issued in the Series G Preferred Initial Issuance. The Series G Preferred are not listed on an exchange, nor does the Fund expect a secondary market for the Series G Preferred to develop.

If the Fund issues any additional series of preferred shares, it will pay dividends to the holders of the preferred shares at a fixed rate, which may be reset after an initial period, as described in the Prospectus Supplement accompanying each preferred shares offering.

The following table shows (i) the classification of shares, (ii) the number of shares authorized in each class and (iii) the number of shares outstanding in each class as of March 31, 2024.

Title of Class	Amount Authorized	Amount Outstanding
Common Shares	Unlimited	15,767,670
Series A Preferred*	3,700,000	0
Series B Preferred**	3,900,000	0
Series C Preferred***	2,000,000	0
Series E Preferred	4,000,000	4,000,000
Series G Preferred****	2,500,000	2,242,000

__________________

*	The Fund redeemed all of its outstanding 5.76% Series A Cumulative Preferred Shares on April 9, 2020.

**	The Fund redeemed all of its outstanding 5.875% Series B Cumulative Preferred Shares on December 24, 2020.

***	The Fund accepted for redemption all of its outstanding 4.00% Series C Cumulative Preferred Shares during the holder put period that expired on December 26, 2022.

****	The Fund issued 2,430,500 shares of Series G Preferred in the Series G Preferred Initial Issuance. The Fund accepted for redemption 1,098,500 Series G Preferred Shares during the first holder put period that expired on December 26, 2023. The Fund has issued 910,000 shares of the Series G Preferred in the Series G Preferred Second Issuance.

As of March 31, 2024, the Fund did not hold any shares for its account.

Upon a liquidation, each holder of preferred shares will be entitled to receive out of the assets of the Fund available for distribution to shareholders (after payment of claims of the Fund’s creditors but before any distributions with respect to the Fund’s common shares or any other class of shares of the Fund ranking junior to the preferred shares as to liquidation payments) an amount per share equal to such share’s liquidation preference plus any accumulated but unpaid distributions (whether or not earned or declared, excluding interest thereon) to the date of distribution, and such shareholders shall be entitled to no further participation in any distribution or payment in connection with such liquidation. Each series of preferred shares ranks on a parity with all other series of preferred shares of the Fund as to the payment of distributions and the distribution of assets upon liquidation, and is junior to the Fund’s obligations with respect to any outstanding senior securities representing debt. The preferred shares carry one vote per share on all matters on which such shares are entitled to vote. The preferred shares will, upon issuance, be fully paid and non-assessable and will have no preemptive, exchange or conversion rights. The Board may by resolution classify or reclassify any authorized but unissued capital shares of the Fund from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions or terms or conditions of redemption. The Fund will not issue any class of shares senior to the preferred shares.

Rating Agency Guidelines. New issuances of preferred shares may, but are not required to, be issued with a specified rating by a nationally recognized statistical rating organization. To the extent the Fund seeks a rating agency for its preferred shares, the Fund expects that it will be required under Moody’s (or other rating agency) guidelines to maintain assets having in the aggregate a discounted value at least equal to the Basic Maintenance Amount (as defined below) for its outstanding preferred shares, with respect to the separate guidelines Moody’s has established for determining discounted value. To the extent any particular portfolio holding does not satisfy the rating agency’s guidelines, all or a portion of such holding’s value will not be included in the calculation of discounted value (as defined by such rating agency). The Moody’s guidelines also impose certain diversification requirements and industry concentration limitations on the Fund’s overall portfolio, and apply specified discounts to securities held by the Fund (except certain money market securities). The “Basic Maintenance Amount” is equal to (i) the sum of (a) the aggregate liquidation preference of any preferred shares then outstanding plus (to the extent not included in the liquidation preference of such preferred shares) an amount equal to the aggregate accumulated but unpaid distributions (whether or not earned or declared) in respect of such preferred shares, (b) the total principal of any debt (plus accrued and projected interest), (c) certain Fund expenses and (d) certain other current liabilities (excluding any unmade distributions on the Fund’s common shares) less (ii) the Fund’s (a) cash and (b) assets consisting of indebtedness which (y) mature prior to or on the date of redemption or repurchase of the preferred shares and are U.S. government securities or evidences of indebtedness rated at least “Aaa,” “P-1,” “VMIG-1” or “MIG-1” by Moody’s, and (z) is held by the Fund for distributions, the redemption or repurchase of preferred shares or the Fund’s liabilities.

If the Fund does not cure in a timely manner a failure to maintain a discounted value of its portfolio equal to the Basic Maintenance Amount in accordance with the requirements of the applicable rating agency or agencies then rating the preferred shares at the request of the Fund, the Fund may, and in certain circumstances will be required to, mandatorily redeem preferred shares, as described below under “Redemption.”

The Fund may, but is not required to, adopt any modifications to the rating agency guidelines that may hereafter be established by Moody’s. Failure to adopt any such modifications, however, may result in a change in the relevant rating agency’s ratings or a withdrawal of such ratings altogether. In addition, any rating agency providing a rating for the preferred shares at the request of the Fund may, at any time, change or withdraw any such rating. The Board, without further action by the shareholders, may amend, alter, add to or repeal certain of the definitions and related provisions that have been adopted by the Fund pursuant to the rating agency guidelines if the Board determines that such modification is necessary to prevent a reduction in rating of the preferred shares by Moody’s is in the best interests of the holders of common shares and is not adverse to the holders of preferred shares in view of advice to the Fund by Moody’s (or such other rating agency then rating the preferred shares at the request of the Fund) that such modification would not adversely affect, as the case may be, its then current rating of the preferred shares.

Among the modifications or amendments of the statements of preferences that would not be held to adversely affect the rights and preferences of the preferred shares would be the following:

●	a modification of the definition of the maximum rate to increase the percentage amount by which the applicable treasury index rate is multiplied to determine the maximum rate or increase the spread added to the applicable treasury index rate; or

●	a modification of the calculation of the adjusted value of the Fund’s eligible assets or the basic maintenance amount (or of the elements and terms of each of them or the definitions of such elements or terms).

As described by Moody’s, the ratings (if any) assigned to each series of preferred shares are assessments of the capacity and willingness of the Fund to pay the obligations of each of the preferred shares. The ratings on the preferred shares are not recommendations to purchase, hold or sell shares of any series, inasmuch as the ratings do not comment as to market price or suitability for a particular investor. The rating agency guidelines also do not address the likelihood that an owner of preferred shares will be able to sell such shares on an exchange, in an auction or otherwise. The ratings are based on current information furnished to Moody’s by the Fund and the Investment Adviser and information obtained from other sources. The ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, such information.

The rating agency guidelines apply to each series of preferred shares, only so long as such rating agency is rating such series at the request of the Fund. The Fund pays fees to Moody’s, and will pay fees to any other rating agency, for rating the preferred shares.

Asset Maintenance Requirements. In addition to the requirements summarized under “Rating Agency Guidelines” above, the Fund must also satisfy asset maintenance requirements under the 1940 Act with respect to its preferred shares. Under the 1940 Act, such debt or preferred shares may be issued only if immediately after such issuance the value of the Fund’s total assets (less ordinary course liabilities) is at least 300% of the amount of any debt outstanding and at least 200% of the amount of any preferred shares and debt outstanding.

The Fund will be required under the statement of preferences of each series of preferred shares to determine whether it has, as of the last business day of each March, June, September and December of each year, an “asset coverage” (as defined in the 1940 Act) of at least 200% (or such higher or lower percentage as may be required at the time under the 1940 Act) with respect to all outstanding senior securities of the Fund that are debt or shares, including any outstanding preferred shares. If the Fund fails to maintain the asset coverage required under the 1940 Act on such dates and such failure is not cured within 60 calendar days, the Fund may, and in certain circumstances will be required to, mandatorily redeem the number of preferred shares sufficient to satisfy such asset coverage.

Distributions. In connection with the offering of one or more additional series of preferred shares, an accompanying Prospectus Supplement will specify whether dividends on such preferred shares will be based on a constant fixed rate or a fixed rate that changes after an initial period (e.g., one year). Holders of such Fixed Rate Preferred Shares will be entitled to receive, out of funds legally available therefor, cumulative cash distributions, at an annual rate set forth in the applicable Prospectus Supplement, payable with such frequency as set forth in the applicable Prospectus Supplement. Such distributions will accumulate from the date on which such shares are issued.

Restrictions on Dividends and Other Distributions for the Preferred Shares

So long as any preferred shares are outstanding, the Fund may not pay any dividend or distribution (other than a dividend or distribution paid in common shares or in options, warrants or rights to subscribe for or purchase common shares) in respect of the common shares or call for redemption, redeem, purchase or otherwise acquire for consideration any common shares (except by conversion into or exchange for shares of the Fund ranking junior to the preferred shares as to the payment of dividends or distributions and the distribution of assets upon liquidation), unless:

●	the Fund has declared and paid (or provided to the relevant dividend paying agent) all cumulative distributions on the Fund’s outstanding preferred shares due on or prior to the date of such common shares dividend or distribution;

●	the Fund has redeemed the full number of preferred shares to be redeemed pursuant to any mandatory redemption provision in the Fund’s Governing Documents; and

●	after making the distribution, the Fund meets applicable asset coverage requirements described under “Rating Agency Guidelines” and “Asset Maintenance Requirements.”

No full distribution will be declared or made on any series of preferred shares for any dividend period, or part thereof, unless full cumulative distributions due through the most recent dividend payment dates therefor for all outstanding series of preferred shares of the Fund ranking on a parity with such series as to distributions have been or contemporaneously are declared and made. If full cumulative distributions due have not been made on all outstanding preferred shares of the Fund ranking on a parity with such series of preferred shares as to the payment of distributions, any distributions being paid on the preferred shares will be paid as nearly pro rata as possible in proportion to the respective amounts of distributions accumulated but unmade on each such series of preferred shares on the relevant dividend payment date. The Fund’s obligation to make distributions on the preferred shares will be subordinate to its obligations to pay interest and principal, when due, on any senior securities representing debt.

Redemption

Mandatory Redemption Relating to Asset Coverage Requirements. The Fund may, at its option, consistent with its Governing Documents and the 1940 Act, and in certain circumstances will be required to, mandatorily redeem preferred shares in the event that:

●	the Fund fails to maintain the asset coverage requirements specified under the 1940 Act on a quarterly valuation date and such failure is not cured on or before 60 days following such failure; or

●	the Fund fails to maintain the asset coverage requirements as calculated in accordance with the applicable rating agency guidelines as of any monthly valuation date, and such failure is not cured on or before 10 business days after such valuation date.

The redemption price for preferred shares subject to mandatory redemption will be the liquidation preference, as stated in the statement of preferences of each existing series of preferred shares or the Prospectus Supplement accompanying the issuance of any additional series of preferred shares, plus an amount equal to any accumulated but unpaid distributions (whether or not earned or declared) to the date fixed for redemption.

The number of preferred shares that will be redeemed in the case of a mandatory redemption will equal the minimum number of outstanding preferred shares, the redemption of which, if such redemption had occurred immediately prior to the opening of business on the applicable cure date, would have resulted in the relevant asset coverage requirement having been met or, if the required asset coverage cannot be so restored, all of the preferred shares. In the event that preferred shares are redeemed due to a failure to satisfy the 1940 Act asset coverage requirements, the Fund may, but is not required to, redeem a sufficient number of preferred shares so that the Fund’s assets exceed the asset coverage requirements under the 1940 Act after the redemption by 10% (that is, 220% asset coverage). In the event that preferred shares are redeemed due to a failure to satisfy applicable rating agency guidelines, the Fund may, but is not required to, redeem a sufficient number of preferred shares so that the Fund’s discounted portfolio value (as determined in accordance with the applicable rating agency guidelines) after redemption exceeds the asset coverage requirements of each applicable rating agency by as great as 105% of the rating agency asset coverage.

If the Fund does not have funds legally available for the redemption of, or is otherwise unable to redeem, all the preferred shares to be redeemed on any redemption date, the Fund will redeem on such redemption date that number of shares for which it has legally available funds, or is otherwise able to redeem, from the holders whose shares are to be redeemed ratably on the basis of the redemption price of such shares, and the remainder of those shares to be redeemed will be redeemed on the earliest practicable date on which the Fund will have funds legally available for the redemption of, or is otherwise able to redeem, such shares upon written notice of redemption.

If fewer than all of the Fund’s outstanding preferred shares are to be redeemed, the Fund, at its discretion and subject to the limitations of its Governing Documents, the 1940 Act and Delaware law, will select the one or more series of preferred shares from which shares will be redeemed and the amount of preferred shares to be redeemed from each such series. If fewer than all shares of a series of preferred shares are to be redeemed, such redemption will be made as among the holders of that series pro rata in accordance with the respective number of shares of such series held by each such holder on the record date for such redemption (or by such other equitable method as the Fund may determine). If fewer than all preferred shares held by any holder are to be redeemed, the notice of redemption mailed to such holder will specify the number of shares to be redeemed from such holder, which may be expressed as a percentage of shares held on the applicable record date.

Optional Redemption of Fixed Rate Preferred Shares. Fixed Rate Preferred Shares are not subject to optional redemption by the Fund until the date, if any, specified in the applicable Prospectus or Prospectus Supplement, unless such redemption is necessary, in the judgment of the Fund, to maintain the Fund’s status as a regulated investment company under the Code. Commencing on such date and thereafter, the Fund may at any time redeem such Fixed Rate Preferred Shares in whole or in part for cash at a redemption price per share equal to the liquidation preference per share plus accumulated and unpaid distributions (whether or not earned or declared) through the redemption date. Such redemptions are subject to the notice requirements set forth under “Redemption Procedures” and the limitations of its Governing Documents, the 1940 Act and Delaware law.

Redemption Procedures. A notice of redemption with respect to an optional redemption will be given to the holders of record of preferred shares selected for redemption not less than 15 days (subject to NYSE requirements), nor more than 60 days prior to the date fixed for redemption. Preferred shareholders may receive shorter notice in the event of a mandatory redemption. Each notice of redemption will state (i) the redemption date, (ii) the number or percentage of preferred shares to be redeemed (which may be expressed as a percentage of such shares outstanding), (iii) the CUSIP number(s) of such shares, (iv) the redemption price (specifying the amount of accumulated distributions to be included therein), (v) the place or places where such shares are to be redeemed, (vi) that distributions on the shares to be redeemed will cease to accrue on such redemption date, (vii) the provision of the statement of preferences for the applicable series of preferred shares, under which the redemption is being made and (viii) any conditions precedent to such redemption. No defect in the notice of redemption or in the mailing thereof will affect the validity of the redemption proceedings, except as required by applicable law.

The holders of preferred shares will not have the right to redeem any of their shares at their option, unless specifically provided in the statement of preferences and offering documents for the relevant series of preferred shares or in the Governing Documents.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred shares then outstanding will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accumulated and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

Voting Rights

Except as otherwise stated in this Prospectus, specified in the Fund’s Governing Documents or resolved by the Board or as otherwise required by applicable law, holders of preferred shares shall be entitled to one vote per share held on each matter submitted to a vote of the shareholders of the Fund and will vote together with holders of common shares and of any other preferred shares then outstanding as a single class. In connection with the election of the Fund’s Trustees, holders of the outstanding preferred shares, voting together as a single class, will be entitled at all times to elect two of the Fund’s Trustees, and the remaining Trustees will be elected by holders of common shares and holders of preferred shares, voting together as a single class. In addition, if (i) at any time dividends and distributions on outstanding preferred shares are unpaid in an amount equal to at least two full years’ dividends and distributions thereon and sufficient cash or specified securities have not been deposited with the applicable paying agent for the payment of such accumulated dividends and distributions or (ii) at any time holders of any other series of preferred shares are entitled to elect a majority of the Trustees of the Fund under the 1940 Act or the applicable statement of preferences creating such shares, then the number of Trustees constituting the Board will be adjusted such that, when added to the two Trustees elected exclusively by the holders of preferred shares as described above, would then constitute a simple majority of the Board as so adjusted. Such additional Trustees will be elected by the holders of the outstanding preferred shares, voting together as a single class, at a special meeting of shareholders which will be called as soon as practicable and will be held not less than ten nor more than thirty days after the mailing date of the meeting notice. If the Fund fails to send such meeting notice or to call such a special meeting, the meeting may be called by any preferred shareholder on like notice. The terms of office of the persons who are Trustees at the time of that election will continue. If the Fund thereafter pays, or declares and sets apart for payment in full, all dividends and distributions payable on all outstanding preferred shares for all past dividend periods or the holders of other series of preferred shares are no longer entitled to elect such additional Trustees, the additional voting rights of the holders of the preferred shares as described above will cease, and the terms of office of all of the additional Trustees elected by the holders of the preferred shares (but not of the Trustees with respect to whose election the holders of common shares were entitled to vote or the two Trustees the holders of preferred shares have the right to elect as a separate class in any event) will terminate at the earliest time permitted by law.

So long as any preferred shares are outstanding, the Fund will not, without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the preferred shares outstanding at the time, and present and voting on such matter, voting separately as one class, amend, alter or repeal the provisions of the applicable statement of preferences, so as to in the aggregate adversely affect any of the rights and preferences set forth in any statement of preferences with respect to such preferred shares. Also, to the extent permitted under the 1940 Act, in the event shares of more than one series of preferred shares are outstanding, the Fund will not approve any of the actions set forth in the preceding sentence which in the aggregate adversely affect the rights and preferences expressly set forth in the applicable statement of preferences with respect to such shares of a series of preferred shares differently than those of a holder of shares of any other series of preferred shares without the affirmative vote of the holders of at least a majority of the preferred shares of each series adversely affected and outstanding at such time (each such adversely affected series voting separately as a class to the extent its rights are affected differently). Unless a higher percentage is required under the Governing Documents or applicable provisions of the Delaware Statutory Trust Act or the 1940 Act, the affirmative vote of a majority of the votes entitled to be cast by holders of outstanding preferred shares, voting together as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares or any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end investment company to an open-end company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of preferred shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of common shares as a single class. The phrase “vote of the holders of a majority of the outstanding preferred shares” (or any like phrase) means, in accordance with Section 2(a)(42) of the 1940 Act, the vote, at the annual or a special meeting of the shareholders of the Fund duly called (i) of 67% or more of the preferred shares present at such meeting, if the holders of more than 50% of the outstanding preferred shares are present or represented by proxy, or (ii) more than 50% of the outstanding preferred shares, whichever is less. The class vote of holders of preferred shares described above in each case will be in addition to a separate vote of the requisite percentage of common shares, and any other preferred shares, voting together as a single class, that may be necessary to authorize the action in question. An increase in the number of authorized preferred shares pursuant to the Governing Documents or the issuance of additional shares of any series of preferred shares pursuant to the Governing Documents shall not in and of itself be considered to adversely affect the rights and preferences of the preferred shares.

The applicable statement of preferences, including the calculation of the elements and definitions of certain terms of the rating agency guidelines, may be modified by action of the Board without further action by the shareholders if the Board determines that such modification is necessary to prevent a reduction in, or the withdrawal of, a rating of the preferred shares by any rating agency then rating the preferred shares at the request of the Fund, as the case may be, and are in the aggregate in the best interests of the holders of preferred shares.

The foregoing voting provisions will not apply to any series of preferred shares if, at or prior to the time when the act with respect to which such vote otherwise would be required will be effected, such shares will have been redeemed or called for redemption and sufficient cash or cash equivalents provided to the applicable paying agent to effect such redemption. The holders of preferred shares will have no preemptive rights or rights to cumulative voting.

Limitation on Issuance of Preferred Shares

So long as the Fund has preferred shares outstanding, subject to receipt of approval from the rating agencies of each series of preferred shares outstanding, and subject to compliance with the Fund’s investment objective, policies and restrictions, the Fund may issue and sell shares of one or more other series of additional preferred shares provided that the Fund will, immediately after giving effect to the issuance of such additional preferred shares and to its receipt and application of the proceeds thereof (including, without limitation, to the redemption of preferred shares to be redeemed out of such proceeds), have an “asset coverage” for all senior securities of the Fund which are shares, as defined in the 1940 Act, of at least 200% of the sum of the liquidation preference of the preferred shares of the Fund then outstanding and all indebtedness of the Fund constituting senior securities and no such additional preferred shares will have any preference or priority over any other preferred shares of the Fund upon the distribution of the assets of the Fund or in respect of the payment of dividends or distributions.

The Fund will consider from time to time whether to offer additional preferred shares or securities representing indebtedness and may issue such additional securities if the Board concludes that such an offering would be consistent with the Fund’s Governing Documents and applicable law, and in the best interest of existing common shareholders.

Book Entry. Fixed Rate Preferred Shares sold through this offering will initially be held in the name of Cede & Co. as nominee for DTC. The Fund will treat Cede & Co. as the holder of record of such shares for all purposes. In accordance with the procedures of DTC, however, purchasers of Fixed Rate Preferred Shares will be deemed the beneficial owners of shares purchased for purposes of dividends, voting and liquidation rights.

Subscription Rights

We may issue subscription rights to holders of our (i) common shares to purchase common or preferred shares or (ii) preferred shares to purchase preferred shares (subject to applicable law). Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of our common or preferred shares, we would distribute certificates or other documentation evidencing the subscription rights and a Prospectus Supplement to our common or preferred shareholders as of the record date that we set for determining the shareholders eligible to receive subscription rights in such subscription rights offering.

The applicable Prospectus Supplement is expected to describe the following terms of the subscription rights in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the underwriter or distributor, if any, of the subscription rights and any associated underwriting fees or discounts applicable to the purchases of the rights;

●	the title of such subscription rights;

●	the exercise price for such subscription rights (or method of calculation thereof);

●	the number of such subscription rights issued in respect of each common share or preferred share;

●	the terms of the preferred shares, if any, for which a holder of such rights may subscribe;

●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

●	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right we may have in connection with such subscription rights offering; and

●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Rights. A certain number of subscription rights would entitle the holder of the subscription right(s) to purchase for cash (or, for preferred shares, outstanding preferred shares or a combination of cash and outstanding preferred shares) such number of common shares or preferred shares at such exercise price as in each case is set forth in, or be determinable as set forth in, the Prospectus Supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the Prospectus Supplement, subject to any extension. After the close of business on the expiration date, all unexercised subscription rights would become void. Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate or other appropriate documentation properly executed and completed and duly executed at the corporate trust office of the subscription rights agent, or any other office indicated in the Prospectus Supplement, the common shares or preferred shares purchased as a result of such exercise will be issued as soon as practicable. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

Outstanding Securities [Table Text Block]

The following table shows (i) the classification of shares, (ii) the number of shares authorized in each class and (iii) the number of shares outstanding in each class as of March 31, 2024.

Title of Class	Amount Authorized	Amount Outstanding
Common Shares	Unlimited	15,767,670
Series A Preferred*	3,700,000	0
Series B Preferred**	3,900,000	0
Series C Preferred***	2,000,000	0
Series E Preferred	4,000,000	4,000,000
Series G Preferred****	2,500,000	2,242,000

__________________

*	The Fund redeemed all of its outstanding 5.76% Series A Cumulative Preferred Shares on April 9, 2020.

**	The Fund redeemed all of its outstanding 5.875% Series B Cumulative Preferred Shares on December 24, 2020.

***	The Fund accepted for redemption all of its outstanding 4.00% Series C Cumulative Preferred Shares during the holder put period that expired on December 26, 2022.

****	The Fund issued 2,430,500 shares of Series G Preferred in the Series G Preferred Initial Issuance. The Fund accepted for redemption 1,098,500 Series G Preferred Shares during the first holder put period that expired on December 26, 2023. The Fund has issued 910,000 shares of the Series G Preferred in the Series G Preferred Second Issuance.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		The Gabelli Healthcare & WellnessRx Trust
Entity Address, Address Line Two		One Corporate Center
Entity Address, City or Town		Rye
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10580-1422
City Area Code		(914)
Local Phone Number		921-5100
Contact Personnel Name		John C. Ball
Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Description [Text Block]

Notes

Under applicable state law and our Declaration of Trust, we may borrow money without prior approval of holders of common and preferred shares. We may issue debt securities, including notes, or other evidence of indebtedness and may secure any such notes or borrowings by mortgaging, pledging or otherwise subjecting as security our assets to the extent permitted by the 1940 Act and any applicable rating agency guidelines. New issuances of notes are currently expected to be issued with a specified rating by a nationally recognized statistical rating organization.

Any borrowings, including without limitation the notes, will rank senior to the preferred shares and the common shares.

Under the 1940 Act, we may only issue one class of senior securities representing indebtedness, which in the aggregate must have asset coverage immediately after the time of issuance of at least 300%. So long as notes are outstanding, additional debt securities must rank on a parity with notes with respect to the payment of interest and upon the distribution of our assets.

A Prospectus Supplement relating to any offering of notes will include specific terms relating to the offering. The terms to be stated in a Prospectus Supplement are expected to include the following:

●	the form and title of the security;

●	the aggregate principal amount of the securities;

●	the interest rate of the securities;

●	the maturity dates on which the principal of the securities will be payable;

●	any changes to or additional events of default or covenants;

●	any optional or mandatory redemption provisions;

●	the credit rating of the notes, if any; and

●	any other terms of the securities.

Interest. The Prospectus Supplement will describe the interest payment provisions relating to notes. The interest on notes will be payable when due as described in the related Prospectus Supplement. If we do not pay interest when due, it may trigger an event of default (as described below) and we will be restricted from declaring dividends and making other distributions with respect to our common shares and preferred shares.

Limitations. Under the requirements of the 1940 Act, immediately after issuing any senior securities representing indebtedness, we must have an asset coverage of at least 300%. For purposes of this calculation, asset coverage means the ratio which the value of our total assets, less all liabilities and indebtedness not represented by senior securities, bears to the aggregate amount of senior securities representing indebtedness. Other types of borrowings also may result in our being subject to similar covenants in credit agreements.

Events of Default and Acceleration of Maturity of Notes

Any one of the following events may constitute an “event of default” for a series of notes under the indenture or other governing document relating to the notes issued in an offering. The Prospectus Supplement will describe the actual “events of default” for any notes issued. The events noted below are for illustrative purposes only:

●	default in the payment of any interest upon a series of notes when it becomes due and payable and the continuance of such default for 30 days;

●	default in the payment of the principal of, or premium on, a series of notes at its stated maturity;

●	default in the performance, or breach, of any covenant or warranty of ours in the indenture or other governing document, and continuance of such default or breach for a period of 90 days after written notice has been given to us by the trustee, if any;

●	certain voluntary or involuntary proceedings involving us and relating to bankruptcy, insolvency or other similar law;

●	if, on the last business day of each of twenty-four consecutive calendar months, the notes have a 1940 Act asset coverage of less than 100%; or

●	any other “event of default” provided with respect to a series of notes, including a default in the payment of any redemption price payable on the redemption date.

Upon the occurrence and continuance of an event of default, for example, the holders of a majority in principal amount of a series of outstanding notes or the trustee, if any, may be able to declare the principal amount of that series of notes immediately due and payable upon written notice to us. A default that relates only to one series of notes does not affect any other series and the holders of such other series of notes will not be entitled to receive notice of such a default under the indenture or other governing document to the notes. Upon an event of default relating to bankruptcy, insolvency or other similar laws, acceleration of maturity will occur automatically with respect to all series.

Liquidation Rights. In the event of (a) any insolvency or bankruptcy case or proceeding, or any receivership, liquidation, reorganization or other similar case or proceeding in connection therewith, relative to us or to our creditors, as such, or to our assets, or (b) any liquidation, dissolution or other winding up of the Fund, whether voluntary or involuntary and whether or not involving insolvency or bankruptcy, or (c) any assignment for the benefit of creditors or any other marshalling of assets and liabilities of the Fund, then (after any payments with respect to any secured creditor of the Fund outstanding at such time) the holders of notes shall be entitled to receive payment in full of all amounts due or to become due on or in respect of all notes (including any interest accruing thereon after the commencement of any such case or proceeding), or provision shall be made for such payment in cash or cash equivalents or otherwise in a manner satisfactory to the holders of the notes, before the holders of any of our common or preferred shares are entitled to receive any payment on account of any redemption proceeds, liquidation preference or dividends from such shares. The holders of notes shall be entitled to receive, for application to the payment thereof, any payment or distribution of any kind or character, whether in cash, property or securities, including any such payment or distribution which may be payable or deliverable by reason of the payment of any other indebtedness of ours being subordinated to the payment of the notes, which may be payable or deliverable in respect of the notes in any such case, proceeding, dissolution, liquidation or other winding up event.

Unsecured creditors of ours may include, without limitation, service providers including our Investment Adviser, custodian, administrator, broker-dealers and the trustee, pursuant to the terms of various contracts with the Fund. Secured creditors of ours may include without limitation parties entering into any interest rate swap, floor or cap transactions, or other similar transactions with us that create liens, pledges, charges, security interests, security agreements or other encumbrances on our assets.

A consolidation, reorganization or merger of the Fund with or into any other company, or a sale, lease or exchange of all or substantially all of our assets in consideration for the issuance of equity securities of another company shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

Voting Rights. The notes generally will have no voting rights, except as mentioned below and to the extent required by law or as otherwise provided in the indenture or other governing document relating to the acceleration of maturity upon the occurrence and continuance of an event of default. In connection with the notes or other borrowings (if any), note holders may be granted voting rights in the event of default in the payment of interest on or repayment of principal. Depending on the terms of the indenture or the other governing documents relating to the notes, in the event the Fund fails to maintain 100% asset coverage of any notes outstanding 12 consecutive calendar months, the holders of the notes may have the right to elect a majority of the Fund’s trustees.

Market. Our notes are not likely to be listed on an exchange or automated quotation system. The details on how to buy and sell such notes, along with the other terms of the notes, will be described in a Prospectus Supplement. We cannot assure you that any market will exist for our notes or if a market does exist, whether it will provide holders with adequate liquidity.

Outstanding Security, Title [Text Block]		Notes
Series E Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount							$ 40,000,000				$ 40,000,000				$ 40,000,000	$ 40,000,000	$ 40,000,000
Senior Securities Coverage per Unit	[7]						$ 44.66				$ 61.16				$ 44.66	$ 61.16	$ 42.99
Preferred Stock Liquidating Preference				$ 10.00		$ 10.00	$ 10.00				10.00				10.00	10.00	10.00
Senior Securities Average Market Value per Unit	[8]														$ 10.00	$ 10.00	$ 10.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]				Series E Preferred
Outstanding Security, Authorized [Shares]				4,000,000
Outstanding Security, Not Held [Shares]				4,000,000											4,000,000	4,000,000	4,000,000
Series G Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount							$ 13,320,000								$ 13,320,000
Senior Securities Coverage per Unit	[7]						$ 44.66								$ 44.66
Preferred Stock Liquidating Preference				$ 10.00		10.00	10.00								10.00
Senior Securities Average Market Value per Unit	[8]														$ 10.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[9]			Series G Preferred
Outstanding Security, Authorized [Shares]	[9]			2,500,000
Outstanding Security, Not Held [Shares]				2,242,000	[9]										1,332,000
Common Stocks [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid						9.34	7.74	$ 8.57	$ 9.50	$ 9.49	9.50	$ 9.50	$ 9.84	$ 12.00
Highest Price or Bid						10.24	8.54	10.12	10.34	10.56	10.65	12.27	13.19	13.68
Lowest Price or Bid, NAV						11.58	9.81	10.70	11.46	11.38	11.00	10.99	11.56	13.96
Highest Price or Bid, NAV						$ 12.43	$ 10.74	$ 12.28	$ 12.55	$ 12.47	$ 12.53	$ 13.38	$ 14.94	$ 15.34
Highest Price or Bid, Premium (Discount) to NAV [Percent]						(17.62%)	(20.48%)	(17.59%)	(17.61%)	(15.32%)	(15.00%)	(8.30%)	(11.71%)	(10.82%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]						(19.34%)	(21.10%)	(19.91%)	(17.10%)	(16.61%)	(13.64%)	(13.56%)	(14.88%)	(14.04%)
Share Price			$ 9.80
NAV Per Share			$ 11.85
Latest Premium (Discount) to NAV [Percent]			(17.30%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]				Common Shares
Outstanding Security, Not Held [Shares]				15,767,670
Voluntary Cash Purchase Plan Purchase Transaction Fee [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[10]	$ 0.75
Voluntary Cash Purchase Plan Sale Transaction Fee [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[10]	2.50
Dividends on Preferred Shares Not Included [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		46
Expense Example, Years 1 to 3		83
Expense Example, Years 1 to 5		122
Expense Example, Years 1 to 10		232
Dividend Reinvestment Plan Fees [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[10]	$ 0
Series A Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount																					$ 30,000,000		$ 30,000,000		$ 30,000,000		$ 30,000,000		$ 30,000,000		$ 30,000,000
Senior Securities Coverage per Unit																					$ 114.03	[7]	$ 101.31	[11]	$ 111.76	[11]	$ 105.40	[11]	$ 115.04	[11]	$ 115.23	[11]
Preferred Stock Liquidating Preference																					25.00		25.00		25.00		25.00		25.00		25.00
Senior Securities Average Market Value per Unit																					$ 25.86	[8]	$ 25.43	[12]	$ 25.89	[12]	$ 26.12	[12]	$ 25.96	[12]	$ 25.85	[12]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[13]			Series A Preferred
Outstanding Security, Authorized [Shares]	[13]			3,700,000
Outstanding Security, Not Held [Shares]				0	[13]																1,200,000		1,200,000		1,200,000		1,200,000		1,200,000		1,200,000
Series B Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount																					$ 37,036,000		$ 37,036,000		$ 37,036,000		$ 37,036,000		$ 35,000,000		$ 35,000,000
Senior Securities Coverage per Unit																					$ 114.03	[7]	$ 101.31	[11]	$ 111.76	[11]	$ 105.40	[11]	$ 115.04	[11]	$ 115.23	[11]
Preferred Stock Liquidating Preference																					25.00		25.00		25.00		25.00		25.00		25.00
Senior Securities Average Market Value per Unit																					$ 26.03	[8]	$ 25.83	[12]	$ 26.67	[12]	$ 26.76	[12]	$ 26.09	[12]	$ 25.37	[12]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[14]			Series B Preferred
Outstanding Security, Authorized [Shares]	[14]			3,900,000
Outstanding Security, Not Held [Shares]				0	[14]																1,481,000		1,481,000		1,481,000		1,481,000		1,400,000		1,400,000
Series C Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[15]																$ 40,000,000		$ 40,000,000
Senior Securities Coverage per Unit	[7],[15]																$ 85.99		$ 141.08
Preferred Stock Liquidating Preference	[15]																20.00		20.00
Senior Securities Average Market Value per Unit	[8],[15]																$ 20.00		$ 20.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[16]			Series C Preferred
Outstanding Security, Authorized [Shares]	[16]			2,000,000
Outstanding Security, Not Held [Shares]				0	[16]												2,000,000	[15]	2,000,000	[15]
Cumulative Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

Voting Rights

Except as otherwise stated in this Prospectus, specified in the Fund’s Governing Documents or resolved by the Board or as otherwise required by applicable law, holders of preferred shares shall be entitled to one vote per share held on each matter submitted to a vote of the shareholders of the Fund and will vote together with holders of common shares and of any other preferred shares then outstanding as a single class. In connection with the election of the Fund’s Trustees, holders of the outstanding preferred shares, voting together as a single class, will be entitled at all times to elect two of the Fund’s Trustees, and the remaining Trustees will be elected by holders of common shares and holders of preferred shares, voting together as a single class. In addition, if (i) at any time dividends and distributions on outstanding preferred shares are unpaid in an amount equal to at least two full years’ dividends and distributions thereon and sufficient cash or specified securities have not been deposited with the applicable paying agent for the payment of such accumulated dividends and distributions or (ii) at any time holders of any other series of preferred shares are entitled to elect a majority of the Trustees of the Fund under the 1940 Act or the applicable statement of preferences creating such shares, then the number of Trustees constituting the Board will be adjusted such that, when added to the two Trustees elected exclusively by the holders of preferred shares as described above, would then constitute a simple majority of the Board as so adjusted. Such additional Trustees will be elected by the holders of the outstanding preferred shares, voting together as a single class, at a special meeting of shareholders which will be called as soon as practicable and will be held not less than ten nor more than thirty days after the mailing date of the meeting notice. If the Fund fails to send such meeting notice or to call such a special meeting, the meeting may be called by any preferred shareholder on like notice. The terms of office of the persons who are Trustees at the time of that election will continue. If the Fund thereafter pays, or declares and sets apart for payment in full, all dividends and distributions payable on all outstanding preferred shares for all past dividend periods or the holders of other series of preferred shares are no longer entitled to elect such additional Trustees, the additional voting rights of the holders of the preferred shares as described above will cease, and the terms of office of all of the additional Trustees elected by the holders of the preferred shares (but not of the Trustees with respect to whose election the holders of common shares were entitled to vote or the two Trustees the holders of preferred shares have the right to elect as a separate class in any event) will terminate at the earliest time permitted by law.

So long as any preferred shares are outstanding, the Fund will not, without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the preferred shares outstanding at the time, and present and voting on such matter, voting separately as one class, amend, alter or repeal the provisions of the applicable statement of preferences, so as to in the aggregate adversely affect any of the rights and preferences set forth in any statement of preferences with respect to such preferred shares. Also, to the extent permitted under the 1940 Act, in the event shares of more than one series of preferred shares are outstanding, the Fund will not approve any of the actions set forth in the preceding sentence which in the aggregate adversely affect the rights and preferences expressly set forth in the applicable statement of preferences with respect to such shares of a series of preferred shares differently than those of a holder of shares of any other series of preferred shares without the affirmative vote of the holders of at least a majority of the preferred shares of each series adversely affected and outstanding at such time (each such adversely affected series voting separately as a class to the extent its rights are affected differently). Unless a higher percentage is required under the Governing Documents or applicable provisions of the Delaware Statutory Trust Act or the 1940 Act, the affirmative vote of a majority of the votes entitled to be cast by holders of outstanding preferred shares, voting together as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares or any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end investment company to an open-end company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of preferred shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of common shares as a single class. The phrase “vote of the holders of a majority of the outstanding preferred shares” (or any like phrase) means, in accordance with Section 2(a)(42) of the 1940 Act, the vote, at the annual or a special meeting of the shareholders of the Fund duly called (i) of 67% or more of the preferred shares present at such meeting, if the holders of more than 50% of the outstanding preferred shares are present or represented by proxy, or (ii) more than 50% of the outstanding preferred shares, whichever is less. The class vote of holders of preferred shares described above in each case will be in addition to a separate vote of the requisite percentage of common shares, and any other preferred shares, voting together as a single class, that may be necessary to authorize the action in question. An increase in the number of authorized preferred shares pursuant to the Governing Documents or the issuance of additional shares of any series of preferred shares pursuant to the Governing Documents shall not in and of itself be considered to adversely affect the rights and preferences of the preferred shares.

The applicable statement of preferences, including the calculation of the elements and definitions of certain terms of the rating agency guidelines, may be modified by action of the Board without further action by the shareholders if the Board determines that such modification is necessary to prevent a reduction in, or the withdrawal of, a rating of the preferred shares by any rating agency then rating the preferred shares at the request of the Fund, as the case may be, and are in the aggregate in the best interests of the holders of preferred shares.

The foregoing voting provisions will not apply to any series of preferred shares if, at or prior to the time when the act with respect to which such vote otherwise would be required will be effected, such shares will have been redeemed or called for redemption and sufficient cash or cash equivalents provided to the applicable paying agent to effect such redemption. The holders of preferred shares will have no preemptive rights or rights to cumulative voting.

Security Liquidation Rights [Text Block]

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred shares then outstanding will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accumulated and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

Preferred Stock Restrictions, Other [Text Block]

Restrictions on Dividends and Other Distributions for the Preferred Shares

So long as any preferred shares are outstanding, the Fund may not pay any dividend or distribution (other than a dividend or distribution paid in common shares or in options, warrants or rights to subscribe for or purchase common shares) in respect of the common shares or call for redemption, redeem, purchase or otherwise acquire for consideration any common shares (except by conversion into or exchange for shares of the Fund ranking junior to the preferred shares as to the payment of dividends or distributions and the distribution of assets upon liquidation), unless:

●	the Fund has declared and paid (or provided to the relevant dividend paying agent) all cumulative distributions on the Fund’s outstanding preferred shares due on or prior to the date of such common shares dividend or distribution;

●	the Fund has redeemed the full number of preferred shares to be redeemed pursuant to any mandatory redemption provision in the Fund’s Governing Documents; and

●	after making the distribution, the Fund meets applicable asset coverage requirements described under “Rating Agency Guidelines” and “Asset Maintenance Requirements.”

No full distribution will be declared or made on any series of preferred shares for any dividend period, or part thereof, unless full cumulative distributions due through the most recent dividend payment dates therefor for all outstanding series of preferred shares of the Fund ranking on a parity with such series as to distributions have been or contemporaneously are declared and made. If full cumulative distributions due have not been made on all outstanding preferred shares of the Fund ranking on a parity with such series of preferred shares as to the payment of distributions, any distributions being paid on the preferred shares will be paid as nearly pro rata as possible in proportion to the respective amounts of distributions accumulated but unmade on each such series of preferred shares on the relevant dividend payment date. The Fund’s obligation to make distributions on the preferred shares will be subordinate to its obligations to pay interest and principal, when due, on any senior securities representing debt.

[1]	Estimated maximum amount based on offering of $125 million in common shares and $75 million in preferred shares. The estimates assume a 1% sales load on common shares and $1,250,000 in common offering expenses, and a 3.15% sales load on preferred shares and $582,000 in preferred offering expenses. The sales load on preferred shares is an expense borne by the Fund and indirectly by the holders of its common shares. Actual sales loads and offering expenses may be higher or lower than these estimates and will be set forth in the Prospectus Supplement if applicable.
[2]	Assumes issuance of $75 million in liquidation preference of Fixed Rate Preferred Shares, net assets attributable to common shares of approximately $304 million (which includes issuance of $125 million in common shares) and $582,000 in preferred offering expenses. The actual amounts in connection with any offering will be set forth in the Prospectus Supplement if applicable.
[3]	The Investment Adviser’s fee is 1.00% annually of the Fund’s average weekly net assets. The Fund’s average weekly net assets will be deemed to be the average weekly value of the Fund’s total assets minus the sum of the Fund’s liabilities (such liabilities exclude (i) the aggregate liquidation preference of outstanding preferred shares and accumulated dividends, if any, on those shares and (ii) the liabilities for any money borrowed or notes issued). Consequently, because the Fund has preferred shares outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common shares will be higher than if the Fund did not utilize a leveraged capital structure.
[4]	For financial reporting purposes only, distributions on Series E Preferred and Series G Preferred are treated as interest expense.
[5]	“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuances.
[6]	The Dividends on Preferred Shares represent distributions on the proposed $75 million of preferred shares at 6.50%, and the dividends on $62.42 million of the existing Series E Preferred and Series G Preferred.
[7]	Asset coverage per share is calculated by combining all series of preferred shares.
[8]	Based on weekly prices.
[9]	The Fund issued 2,430,500 shares of Series G Preferred in the Series G Preferred Initial Issuance. The Fund accepted for redemption 1,098,500 Series G Preferred Shares during the first holder put period that expired on December 26, 2023. The Fund has issued 910,000 shares of the Series G Preferred in the Series G Preferred Second Issuance.
[10]	There are no fees charged to shareholders for participating in the Fund’s Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan. However, shareholders participating in the Plan that elect to make additional cash purchases under the Plan would pay $0.75 per transaction plus a per share fee (which includes any applicable brokerage commissions) to purchase shares and $2.50 per transaction plus a per share fee (which includes any applicable brokerage commissions) to sell shares. See “Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan.”
[11]	Asset coverage per share is calculated by combining all series of preferred shares.
[12]	Based on weekly prices.
[13]	The Fund redeemed all of its outstanding 5.76% Series A Cumulative Preferred Shares on April 9, 2020.
[14]	The Fund redeemed all of its outstanding 5.875% Series B Cumulative Preferred Shares on December 24, 2020.
[15]	The Fund redeemed and retired all of the 2,000,000 Shares of Series C Preferred on December 26, 2022.
[16]	The Fund accepted for redemption all of its outstanding 4.00% Series C Cumulative Preferred Shares during the holder put period that expired on December 26, 2022.